INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income tax credit		$ 800	$ 1,800
Income tax charge			500	$ 300
Loss before tax		26,400	51,500	35,500
Loss before tax attributable to domestic		$ 12,200	$ 4,500	$ 8,000
Effective Income Tax Rate Reconciliation, Percent	0.00%	21.00%